Share capital, share premium and other reserves (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Share price		£ 0.01	£ 0.01
Beginning Balance	£ 26,480
Issue of share capital	22,150
Capital reduction	22,058
Ending Balance	16,457
Share capital
Disclosure of classes of share capital [line items]
Beginning Balance	1
Issue of share capital	11,543
Capital reduction	11,451
Ending Balance	92
Share premium
Disclosure of classes of share capital [line items]
Issue of share capital	10,607
Capital reduction	£ 10,607
Ordinary shares at £0.01 each
Disclosure of classes of share capital [line items]
Share price		£ 0.01